Anfield Universal Fixed Income Fund

Class A	AFLEX
Class C	AFLKX
Class I	AFLIX

Supplement dated August 2, 2021
to the Prospectus and Statement of Additional Information (the “SAI”) of the Anfield Universal Fixed Income Fund (the “Fund”) each dated March 1, 2021

This Supplement provides new and additional information beyond that in, and should be read in conjunction with, the Fund’s Prospectus and SAI.

______________________________________

Beginning on June 25, 2021, Brown Brothers Harriman & Co. (“BBH”) began serving as custodian to the Fund. BBH is located at 50 Post Office Square, Boston, MA 02110. Any references to MUFG Union Bank, N.A. as custodian in the Prospectus and SAI are hereby replaced with BBH.

________________________________________

This Supplement and the Fund’s Prospectus and SAI each dated March 1, 2021, provide relevant information for all shareholders and should be retained for future reference. The Fund’s Prospectus and SAI, which have been filed with the Securities and Exchange Commission, are incorporated by reference and can be obtained without charge by calling 1-866-866-4848.